Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014
C000009596
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
C000009600
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
C000033658
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
C000069003
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
C000071096
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
C000170242
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
C000170243
Account Value [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
C000153295
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
C000153296
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
C000009598
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
C000009595
Account Value [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
C000009597
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,430	$ 11,137	$ 11,243	$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186		$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,176	17,881	16,633	15,063	13,170	11,171	10,742		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,176	17,881	16,633	15,063	13,170	11,171	10,742		10,000
MSCI World Index
Account Value [Line Items]
Account Value	24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
MSCI World Index
Account Value [Line Items]
Account Value	24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143		10,000
MSCI World Index
Account Value [Line Items]
Account Value	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
MSCI World Index
Account Value [Line Items]
Account Value	24,360	20,267	17,102	19,964	14,358	13,961	13,130	11,820	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	29,376	23,858	20,057	23,285	16,152	15,162	13,912	12,121	10,228	10,014	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	29,376	23,858	20,057	23,285	16,152	15,162	13,912	12,121	10,228	10,014	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729		10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578		10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	10,338	9,417	9,523	13,082	9,470	10,039	10,178	9,620	7,938	9,253		10,000
S&P 500® Index
Account Value [Line Items]
Account Value	33,521	26,912	22,503	25,176	17,881	16,633	15,063	13,170	11,171	10,742		10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	18,557	16,861	15,013	20,071	12,387	13,266	13,720	11,670	9,366	10,042	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	18,557	16,861	15,013	20,071	12,387	13,266	13,720	11,670	9,366	10,042	$ 10,000
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	$ 20,400	$ 18,692	$ 15,770	$ 23,690	$ 15,651	$ 15,125	$ 15,200	$ 12,473	$ 10,026	$ 11,234		$ 10,000